Disposal of a wholly-owned subsidiary (Tables)	12 Months Ended
Mar. 31, 2020
Disposal Of Wholly-owned Subsidiary
Schedule of disposal

The disposal was completed on September 8, 2018.

Assets and liabilities at the date of disposal:
Subscription receivable from Beijing YBF	$1,461,134
Due to a director	(3,127)
Net assets	$1,458,007
Gain on disposal	3,127
Consideration received	1,461,134